INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

(US$ MILLIONS)	Water and sewage concession agreements	Customer relationships	Computer software, patents trademarks and proprietary technology	Loyalty program	Distribution networks and other	Total assets
Gross Carrying Amount:
Balance at January 1, 2016	$—	$371	$180	$—	$77	$628
Additions, net	—	—	17	—	1	18
Acquisitions through business combinations (1)	—	36	—	—	—	36
Assets reclassified as held for sale (3)	—	(1)	(77)	—	(52)	(130)
Net foreign currency exchange differences	—	—	—	—	2	2
Balances at December 31, 2016	$—	$406	$120	$—	$28	$554
Additions, net	67	1	18	—	12	98
Acquisitions through business combinations (1)	2,189	376	38	163	104	2,870
Disposition	(3)	(59)	(14)	—	—	(76)
Net foreign currency exchange differences	(100)	6	10	—	(2)	(86)
Balance at December 31, 2017	$2,153	$730	$172	$163	$142	$3,360
Accumulated Depreciation and Impairment
Balance at January 1, 2016	$—	$(107)	$(48)	$—	$(28)	$(183)
Amortization expense	—	(26)	(13)	—	(13)	(52)
Assets reclassified as held for sale (3)	—	—	23	—	29	52
Net foreign currency exchange differences	—	—	—	—	—	—
Balance at December 31, 2016 (2)	$—	$(133)	$(38)	$—	$(12)	$(183)
Amortization expense	(57)	(50)	(15)	(5)	(5)	(132)
Assets reclassified as held for sale (3)	—	—	—	—	—	—
Net foreign currency exchange differences	—	(7)	(2)	—	—	(9)
Disposal	—	49	9	—	—	58
Balance at December 31, 2017 (2)	$(57)	$(141)	$(46)	$(5)	$(17)	$(266)
Net book value
December 31, 2016	$—	$273	$82	$—	$16	$371
December 31, 2017	$2,096	$589	$126	$158	$125	$3,094
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(1)	See Note 3 for additional information.

(2)
Accumulated impairment losses of $nil (2016: $7 million) and $nil (2016: $3 million) were reclassified as held for sale during 2017 for patents and trademarks and distribution networks, respectively. No impairment losses were reversed in 2016 or 2017.

(3)	See Note 8 for additional information.

The terms and conditions of the water and sewage concession agreements, including fees that can be charged to the users and the duties to be performed by the operator, are regulated by various grantors, the majority of which are municipal governments across Brazil. The concession agreements provide the operator the right to charge fees to users using the services of the operator over the term of the concessions in exchange for water treatment services, ongoing and regular maintenance work on water distributions assets, and improvements to the water treatment and distribution system. Fees are revised annually for inflation in Brazil. The concession arrangements have expiration dates that range from 2037 to 2055 at which point the underlying concessions assets will be returned to the various grantors.